Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2023
Servicing Asset [Abstract]
Summary of Activity in Mortgage Servicing Rights
The following presents the activity in mortgage servicing rights, including their valuation allowance for the year ended December 31, 2023 and 2022:

(In thousands)	Year Ended December 31, 2023	Year Ended December 31, 2022
MSRs beginning balance	$21,022	$24,027
Amount sold	(15,001)	0
Amount capitalized	715	1,417
Amount amortized	(2,182)	(4,422)

MSRs ending balance	$4,554	$21,022

MSRs valuation allowance beginning balance	$0	$(883)
Aggregate additions charged and recoveries credited to operations	0	883
MSRs impairment	0	0

MSRs valuation allowance ending balance	$0	$0

MSRs, net of valuation allowance	$4,554	$21,022